SHARE BASED PAYMENTS, other share based compensation (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		¥ 15,175	$ 2,381	¥ 79,891	¥ 270,541
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		940	148	1,897
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		5,431	852	19,499	76,301
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		3,010	472	2,858	25,892
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		¥ 5,794	$ 909	¥ 55,637	168,348
Award for past services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares vested and issued | shares	55,053,763
Proceeds received from issuance of shares for share-based awards	¥ 3,441
Share-based compensation expense					¥ 270,541
Award for past services | Tianjin Hongen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share as at valuation date | ¥ / shares	¥ 4.98